Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Other Property and Investments

Other property and investments on the Southwest and Company Condensed Consolidated Balance Sheets includes (thousands of dollars):

Southwest Gas Corporation:	2017	2016
Net cash surrender value of COLI policies	$117,341	$106,744
Other property	1,773	1,825

Total Southwest Gas Corporation	119,114	108,569
Centuri property, equipment, and intangibles	554,730	451,114
Centuri accumulated provision for depreciation and amortization	(258,906)	(228,374)
Other property	13,242	11,034

Total Southwest Gas Holdings, Inc.	$428,180	$342,343

Schedule of Goodwill

	Southwest	Construction Services	Total Company
(In thousands of dollars)
December 31, 2016	$10,095	$129,888	$139,983
Additional goodwill from New England Utility Constructors, Inc. acquisition	—	32,028	32,028
Foreign currency translation adjustment	—	7,303	7,303

December 31, 2017	$10,095	$169,219	$179,314

Summary of Intangible Assets

Centuri has $80.7 million and $37.7 million of intangible assets at December 31, 2017 and 2016, respectively, as detailed in the following table (thousands of dollars):

December 31, 2017	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$76,254	$(6,743)	$69,511
Trade names and trademarks	13,754	(4,080)	9,674
Noncompete agreement	2,060	(543)	1,517

Total	$92,068	$(11,366)	$80,702

December 31, 2016
Customer relationships	$34,033	$(3,906)	$30,127
Trade names and trademarks	9,349	(2,565)	6,784
Customer contracts backlog	1,656	(1,656)	—
Noncompete agreement	1,029	(271)	758

Total	$46,067	$(8,398)	$37,669

Schedule of Estimated Future Amortization of Intangible Assets

The above intangible assets are included in Other property and investments in the Southwest Gas Holdings, Inc. Consolidated Balance Sheets. The estimated future amortization of the intangible assets for the next five years is as follows (in thousands):

2018	$6,835
2019	6,240
2020	6,114
2021	5,711
2022	5,626

Schedule of Capitalized and Debt Portion of AFUDC

Utility plant construction costs, including AFUDC, are recovered in authorized rates through depreciation when completed projects are placed into operation, and general rate relief is requested and granted.

	2017	2016	2015
(In thousands)

AFUDC:
Debt portion	$1,666	$1,175	$1,666
Equity portion	2,296	2,289	3,008

AFUDC capitalized as part of utility plant	$3,962	$3,464	$4,674

AFUDC rate	5.95%	7.35%	7.32%

Other Income (Deductions)

The following table provides the composition of significant items included in Other income (deductions) on the consolidated statements of income (thousands of dollars):

	2017	2016	2015
Southwest Gas Corporation – natural gas operations segment:
Change in COLI policies	$10,300	$7,400	$(500)
Interest income	2,784	1,848	1,754
Equity AFUDC	2,296	2,289	3,008
Miscellaneous income and (expense)	(2,344)	(3,261)	(1,970)

Southwest Gas Corporation – total other income (deductions)	13,036	8,276	2,292

Construction services segment:
Interest income	3	1	419
Foreign transaction gain (loss)	(754)	(22)	(824)
Equity in earnings of unconsolidated investment – Western	1,052	69	310
Miscellaneous income and (expense)	44	1,145	682

Centuri – total other income (deductions)	345	1,193	587

Corporate and administrative	13	—	—

Consolidated Southwest Gas Holdings, Inc. – total other income (deductions)	$13,394	$9,469	$2,879

Schedule of Earnings Per Share, Basic and Diluted

A reconciliation of the denominator used in the Basic and Diluted EPS calculations is shown in the following table.

	2017	2016	2015
(In thousands)

Average basic shares	47,965	47,469	46,992
Effect of dilutive securities:
Stock options	—	1	8
Management Incentive Plan shares	8	124	171
Restricted stock units (1)	18	220	212

Average diluted shares	47,991	47,814	47,383

(1)	The number of securities granted for 2017 includes 7,000 performance shares, the total of which was derived by assuming that target performance will be achieved during the relevant performance period.